Parent Only Condensed Financial Statements (Tables)	12 Months Ended
Jun. 30, 2026
Parent Only Condensed Financial Statements [Abstract]
Schedule of Condensed Balance Sheets

Condensed balance sheets

	As of June 30,
	2026	2025
	USD	USD
ASSETS
Non-current assets:
Investment in subsidiaries	2,772,245	280,836
TOTAL ASSETS	2,772,245	280,836

LIABILITIES AND SHAREHOLDERS’ EQUITY

Shareholders’ equity:
Ordinary shares (par value of US$0.002 per share; 25,000,000 ordinary shares authorized, nil and 4,348,675 ordinary shares issued and outstanding as of June 30, 2026 and 2025, respectively) *	-	8,697
Class A ordinary shares (par value of US$0.002 per share; 20,000,000 Class A ordinary shares authorized, 1,251,901 and nil Class A ordinary shares issued and outstanding as of June 30, 2026 and 2025, respectively) *	2,503	-
Class B ordinary shares (par value of US$0.002 per share; 5,000,000 Class B ordinary shares authorized, 3,500,000 and nil Class B ordinary shares issued and outstanding as of June 30, 2026 and 2025, respectively) *	7,000	-
Additional paid-in capital	43,107,067	37,343,147
Accumulated deficit	(40,982,703)	(37,428,238)
Accumulated other comprehensive income	638,378	357,230
Total BIG TREE CLOUD HOLDINGS LIMITED’s shareholders’ equity	2,772,245	280,836

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	2,772,245	280,836

*	The shares and per share information are presented on a retroactive basis to reflect the Share Consolidation and the redesignation of ordinary shares into Class A ordinary shares and Class B ordinary shares (Note 15).

Schedule of Condensed Statement of Operations

Condensed statement of operations

	For the Years Ended June 30,
	2026	2025	2024
	USD	USD	USD
Operating (loss)/income
Share of (loss)/income from subsidiaries	(3,554,465)	(32,530,121)	640,485
Total operating (loss)/income	(3,554,465)	(32,530,121)	640,485

(Loss)/income before income tax provision	(3,554,465)	(32,530,121)	640,485
Income tax expense	-	-	-
Net (loss)/income	(3,554,465)	(32,530,121)	640,485

Schedule of Condensed Statement of Cash Flows

Condensed statement of cash flows

For the Years Ended June 30,
	2026	2025	2024
	USD	USD	USD
Cash flows from operating activities:
Net (loss)/income	(3,554,465)	(32,530,121)	640,485
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Equity in loss/(gain) of subsidiaries	3,554,465	32,530,121	(640,485)
Net cash provided by operating activities	-	-	-
Net cash provided by investing activities	-	-	-
Net cash provided by financing activities	-	-	-
Net changes in cash	-	-	-
Cash at beginning of year	-	-	-
Cash at end of year	-	-	-